Suppliers	12 Months Ended
Dec. 31, 2020
Suppliers
Suppliers

15       Suppliers

The balance of this account comprises the following amounts:

a.	Composition

	December 31, 2020	December 31, 2019
Local suppliers	128,639	98,824
Related parties (note 20)	20,985	1,219
Copyright	19,317	28,685
Reverse factoring (i)	110,513	94,930
	279,454	223,658

(i) Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk.